FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - The fair value of the warrants and the conversion options (Parentheticals)	9 Months Ended
Sep. 30, 2013
Minimum [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - The fair value of the warrants and the conversion options (Parentheticals) [Line Items]
Fair Value Assumptions, Expected Volatility Rate	81.98%
Fair Value Assumptions, Risk Free Interest Rate	0.10%
Fair Value Assumptions, Expected Term	1 year 25 days
Maximum [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - The fair value of the warrants and the conversion options (Parentheticals) [Line Items]
Fair Value Assumptions, Expected Volatility Rate	85.43%
Fair Value Assumptions, Risk Free Interest Rate	1.71%
Fair Value Assumptions, Expected Term	3 years 6 months